INVESTMENTS	12 Months Ended
Mar. 31, 2021
INVESTMENTS
INVESTMENTS

9.INVESTMENTS

As at March 31, 2021, Just Energy owns approximately 8% (on a fully diluted basis) of ecobee, a private company that designs, manufactures and sells smart thermostats. This investment is measured at and classified as fair value through profit or loss. The fair value of the investment has been determined directly from transacted/quoted prices of identical assets that are not active (Level 3 measurement). As at March 31, 2021, the fair value of the ecobee investment is $32.9 million (2020 – $32.9 million).